Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Long Term Notes	$ 5,336,725	$ 5,514,947
Capital lease obligations	185,500	341,750
Other	39,013	40,991
Long-term debt and capital lease obligations	131,947	144,321
Less current maturities	307,052	313,607
Total long-term debt less current maturities	8,601,656	9,080,277
Revolving credit maximum amount available	4,196,675	4,349,870
Revolving credit balance outstanding		2,900,222
Balance outstanding	2,813,800
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,813,800	2,900,222
Line of credit outstanding which reduces available borrowings under the revolving credit facility	6,893	6,893
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	1,000,000	1,000,000
Revolving credit balance outstanding	47,485	35,992
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	430,360	485,640
Revolving credit balance outstanding		0
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,450,000	2,500,000
Revolving credit balance outstanding	2,450,000	2,500,000
Term Loan 2 2014 [Member]
Debt Instrument [Line Items]
Maximum amount available	316,315
Balance outstanding	316,315
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes		451,653
Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	800,000	800,000
Balance outstanding	185,500	341,750
Line of credit outstanding which reduces available borrowings under the revolving credit facility	66,622
Equity Neutral Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 401,723